Note 16 - Goodwill (Details) - Changes in Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance	$ 7,089,780	$ 16,974,437
Impairment	0	(8,149,525)	$ 0
Exchange difference	(410,066)	(58,642)
Balance	6,699,620	7,089,780	16,974,437
Precious Metal Trading [Member]
Goodwill [Line Items]
Balance	7,089,780	7,115,479
Exchange difference	(410,066)	(25,699)
Balance	6,699,620	7,089,780	7,115,479
Investment Advisory Services [Member]
Goodwill [Line Items]
Balance		8,182,468
Exchange difference		(32,943)
Balance			8,182,468
Institutional Subscription Service [Member]
Goodwill [Line Items]
Balance		1,676,490
Balance			$ 1,676,490
CFO East Win [Member]
Goodwill [Line Items]
Impairment		(3,112,365)
CFO East Win [Member] | Investment Advisory Services [Member]
Goodwill [Line Items]
Impairment		(3,112,365)
Champion Connection [Member]
Goodwill [Line Items]
Impairment		(4,867,660)
Disposal of Champion Connection's business (Note4)		(1,676,490)
Champion Connection [Member] | Investment Advisory Services [Member]
Goodwill [Line Items]
Impairment		(4,867,660)
Champion Connection [Member] | Institutional Subscription Service [Member]
Goodwill [Line Items]
Disposal of Champion Connection's business (Note4)		(1,676,490)
CFO Netinfo [Member]
Goodwill [Line Items]
Acquisition of CFO Guiwo (Note3)	19,906
Impairment		(169,500)
CFO Netinfo [Member] | Precious Metal Trading [Member]
Goodwill [Line Items]
Acquisition of CFO Guiwo (Note3)	$ 19,906
CFO Netinfo [Member] | Investment Advisory Services [Member]
Goodwill [Line Items]
Impairment		$ (169,500)